Pension and Other Employee Obligations - Maturity Analysis of Defined Benefit Payments (Detail) $ in Thousands	Mar. 31, 2022 USD ($)
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	$ 32,261
2023 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	3,164
2024 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	3,128
2025 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	3,194
2026 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	3,195
2027 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	3,437
Thereafter [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	$ 16,143